UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual

Report

The Advisors’ Inner Circle Fund

April 30, 2019

Cambiar Opportunity Fund Cambiar SMID Fund Cambiar Small Cap Fund Cambiar International Equity Fund	Cambiar International Small Cap Fund Cambiar Global Equity Fund Cambiar Global Ultra Focus Fund

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports will no longer be sent by mail, unless you specifically request to continue receiving paper reports. Instead, as of that date, the reports will be made available on a website, and you will be notified by mail each time a report is posted. The mail notification will provide you with a website link permitting you to access the report.

Under these regulations, you can continue receiving paper copies of the shareholder reports (free of charge) after March 1, 2021 by notifying the Funds or your financial intermediary at any time. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-777-8227. If you invest through a financial intermediary such as a broker-dealer or bank, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Cambiar Funds if you invest directly with the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2019

TABLE OF CONTENTS

Schedule of Investments	1

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Forms N-Q and N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.5%

	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 3.0%
Raytheon	42,000	$7,458,780

AIR FREIGHT & LOGISTICS — 2.1%
United Parcel Service, Cl B	49,000	5,204,780

AIRLINES — 2.6%
Delta Air Lines	110,000	6,411,900

BANKS — 9.5%
Citigroup	120,000	8,484,000
Citizens Financial Group	210,000	7,602,000
Wells Fargo	155,000	7,503,550

		23,589,550

BEVERAGES — 2.2%
Molson Coors Brewing, Cl B	84,000	5,391,960

BIOTECHNOLOGY — 1.8%
Biogen *	20,000	4,584,800

CAPITAL MARKETS — 3.0%
Charles Schwab	165,000	7,553,700

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CHEMICALS — 5.1%
Dow	89,000	$5,048,970
DowDuPont	200,000	7,690,000

		12,738,970

CONSUMER FINANCE — 3.5%
American Express	75,000	8,792,250

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
Verizon Communications	150,000	8,578,500

ELECTRICAL EQUIPMENT — 2.3%
Rockwell Automation	31,000	5,602,010

FOOD PRODUCTS — 2.0%
Tyson Foods, Cl A	67,000	5,025,670

HEALTH CARE EQUIPMENT & SERVICES — 2.9%
Medtronic	82,000	7,282,420

HEALTH CARE TECHNOLOGY — 2.3%
Cerner *	86,000	5,714,700

INSURANCE — 5.8%
American International Group	180,000	8,562,600
Principal Financial Group	100,000	5,716,000

		14,278,600

INTERACTIVE MEDIA & SERVICES — 5.6%
Alphabet, Cl A *	7,400	8,872,304
Twitter *	127,000	5,068,570

		13,940,874

INTERNET & DIRECT MARKETING RETAIL — 4.3%
Booking Holdings *	3,000	5,564,970
eBay	129,000	4,998,750

		10,563,720

MACHINERY — 6.8%
Cummins	38,000	6,319,020
Ingersoll-Rand	41,000	5,027,010
Stanley Black & Decker	38,000	5,570,800

		16,916,830

OIL, GAS & CONSUMABLE FUELS — 4.5%
Chevron	65,000	7,803,900
EOG Resources	35,000	3,361,750

		11,165,650

PHARMACEUTICALS — 2.9%
Johnson & Johnson	51,000	7,201,200

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Invitation Homes	205,000	5,096,300

SEMI-CONDUCTORS & EQUIPMENT — 3.3%
QUALCOMM	94,000	8,096,220

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SOFTWARE — 2.0%
Oracle	90,000	$4,979,700

SPECIALTY RETAIL — 2.2%
Home Depot	27,000	5,499,900

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 4.9%
Hewlett Packard Enterprise	300,000	4,743,000
HP	375,000	7,481,250

		12,224,250

WATER UTILITIES — 2.3%
American Water Works	53,000	5,734,070

TOTAL COMMON STOCK (Cost $192,531,383)		229,627,304

TOTAL INVESTMENTS — 92.5% (Cost $192,531,383)		$229,627,304

Percentages are based on Net Assets of $248,335,388.
*	Non-income producing security.

Cl — Class

As of April 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 89.1%

	Shares	Value

AIR FREIGHT & LOGISTICS — 2.2%
Expeditors International of Washington	13,030	$1,034,843

AIRLINES — 2.3%
Alaska Air Group	17,600	1,089,440

AUTO COMPONENTS — 2.5%
BorgWarner	27,360	1,142,827

BANKS — 9.3%
BankUnited	32,980	1,206,408
East West Bancorp	20,200	1,039,896
PacWest Bancorp	24,870	983,609
Zions Bancorp	21,770	1,073,914

		4,303,827

BIOTECHNOLOGY — 2.2%
Incyte *	13,120	1,007,616

BUILDING PRODUCTS — 1.9%
Masco	22,250	869,085

CHEMICALS — 2.2%
Westlake Chemical	14,920	1,040,670

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 2.5%
AXA Equitable Holdings	50,170	$1,138,357

ELECTRICAL EQUIPMENT — 2.7%
Hubbell, Cl B	9,690	1,236,444

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
IPG Photonics *	6,470	1,130,503

FOOD PRODUCTS — 5.5%
JM Smucker	10,670	1,308,462
TreeHouse Foods *	18,620	1,247,168

		2,555,630

GAS UTILITIES — 2.3%
Atmos Energy	10,360	1,060,242

INSURANCE — 7.6%
Arch Capital Group *	36,400	1,229,592
Axis Capital Holdings	18,340	1,042,629
Fidelity National Financial	31,220	1,247,239

		3,519,460

IT SERVICES — 13.0%
Booz Allen Hamilton Holding, Cl A	20,810	1,233,825
Euronet Worldwide *	8,630	1,293,551
Leidos Holdings	16,790	1,233,729
MAXIMUS	16,560	1,219,644
Sabre	50,320	1,044,643

		6,025,392

LIFE SCIENCES TOOLS & SERVICES — 5.0%
Bruker	29,780	1,149,508
QIAGEN *	30,100	1,172,696

		2,322,204

MACHINERY — 4.8%
Lincoln Electric Holdings	12,590	1,098,729
Toro	15,380	1,125,047

		2,223,776

OIL, GAS & CONSUMABLE FUELS — 1.4%
Cabot Oil & Gas	25,520	660,713

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Invitation Homes	44,389	1,103,510

ROAD & RAIL — 2.2%
Knight-Swift Transportation Holdings, Cl A	30,600	1,020,510

SEMI-CONDUCTORS & INSTRUMENTS — 2.3%
ON Semiconductor *	45,640	1,052,459

SOFTWARE — 2.6%
CDK Global	19,760	1,191,923

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SPECIALTY RETAIL — 4.7%
Advance Auto Parts	6,360	$1,057,795
Penske Automotive Group	24,830	1,140,194

		2,197,989

TRADING COMPANIES & DISTRIBUTORS — 2.6%
Air Lease, Cl A	30,700	1,183,792

WATER UTILITIES — 2.5%
Aqua America	29,510	1,152,661

TOTAL COMMON STOCK (Cost $33,272,788)		41,263,873

TOTAL INVESTMENTS — 89.1% (Cost $33,272,788)		$41,263,873

Percentages are based on Net Assets of $46,307,974.
*	Non-income producing security.

Cl — Class

As of April 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.0%

	Shares	Value

AIR FREIGHT & LOGISTICS — 4.1%
Forward Air	32,000	$2,026,240
Hub Group, Cl A *	49,000	2,036,930

		4,063,170

BANKS — 12.6%
First Midwest Bancorp	89,000	1,910,830
Hilltop Holdings	103,000	2,166,090
TCF Financial	93,000	2,058,090
Umpqua Holdings	115,000	1,996,400
United Bankshares	54,000	2,118,960
United Community Banks	76,000	2,134,080

		12,384,450

BIOTECHNOLOGY — 2.0%
Emergent BioSolutions *	37,000	1,912,160

CHEMICALS — 6.0%
Orion Engineered Carbons	97,000	1,966,190
Scotts Miracle-Gro, Cl A	24,000	2,040,480
Valvoline	103,000	1,905,500

		5,912,170

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 6.3%
Herman Miller	54,000	$2,096,280
Interface, Cl A	127,000	2,037,080
Ritchie Bros Auctioneers	60,000	2,087,400

		6,220,760

COMMUNICATIONS EQUIPMENT — 2.1%
ViaSat *	23,000	2,088,860

ELECTRIC UTILITIES — 4.2%
IDACORP	21,000	2,079,420
PNM Resources	43,000	1,996,920

		4,076,340

ELECTRICAL EQUIPMENT — 2.1%
EnerSys	29,000	2,006,510

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 2.0%
Vishay Intertechnology	99,000	1,961,190

FOOD PRODUCTS — 2.0%
Hain Celestial Group *	89,000	1,941,980

HEALTH CARE EQUIPMENT & SERVICES — 0.9%
Nevro *	14,000	863,940

HEALTH CARE PROVIDERS & SERVICES — 2.9%
CorVel *	16,000	1,148,800
Magellan Health *	24,200	1,694,000

		2,842,800

HEALTH CARE TECHNOLOGY — 2.0%
HMS Holdings *	66,000	2,008,380

INSURANCE — 6.5%
Axis Capital Holdings	37,000	2,103,450
First American Financial	37,000	2,111,220
RenaissanceRe Holdings	14,000	2,175,040

		6,389,710

INTERACTIVE MEDIA & SERVICES — 2.2%
Yelp, Cl A *	54,000	2,163,240

IT SERVICES — 3.8%
Conduent *	137,000	1,757,710
Science Applications International	27,000	2,023,650

		3,781,360

LIFE SCIENCES TOOLS & SERVICES — 3.9%
Bruker	52,000	2,007,200
Cambrex *	42,000	1,806,840

		3,814,040

MACHINERY — 4.2%
Alamo Group	20,000	2,072,800
Mueller Water Products, Cl A	190,000	2,038,700

		4,111,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 2.1%
Delek US Holdings	56,000	$2,075,360

PHARMACEUTICALS — 2.3%
Phibro Animal Health, Cl A	65,000	2,256,150

PROFESSIONAL SERVICES — 2.0%
ManpowerGroup	20,500	1,968,820

REAL ESTATE INVESTMENT TRUST — 2.2%
American Homes 4 Rent, Cl A *	91,000	2,182,180

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
Marcus & Millichap *	50,000	2,155,000

SEMI-CONDUCTORS & EQUIPMENT — 2.2%
Rambus *	188,000	2,154,480

SOFTWARE — 1.7%
CommVault Systems *	30,900	1,625,340

SPECIALTY RETAIL — 4.3%
Camping World Holdings, Cl A	140,000	2,088,800
Penske Automotive Group	46,000	2,112,320

		4,201,120

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Carter’s	19,000	2,012,290

TRADING COMPANIES & DISTRIBUTORS — 4.2%
Aircastle	100,000	1,992,000
BMC Stock Holdings *	104,000	2,140,320

		4,132,320

TOTAL COMMON STOCK (Cost $83,667,379)		93,305,620

TOTAL INVESTMENTS — 95.0% (Cost $83,667,379)		$93,305,620

Percentages are based on Net Assets of $98,203,082.
*	Non-income producing security.

Cl — Class

As of April 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.0%

	Shares	Value

AUSTRALIA — 2.0%
BHP Group	2,421,438	$57,132,890

CHINA — 1.9%
Baidu ADR *	320,600	53,293,338

DENMARK — 2.0%
Carlsberg, Cl B	445,840	57,589,537

FINLAND — 2.0%
Nordea Bank Abp	7,205,500	56,712,922

FRANCE — 16.0%
Airbus	443,000	60,558,604
ArcelorMittal	2,170,605	47,055,176
AXA	2,265,597	60,338,501
Danone	802,900	64,910,644
Engie	4,038,292	59,810,276
EssilorLuxottica	435,387	52,984,016
Orange	3,416,585	53,514,670
TOTAL ADR	1,108,875	61,731,071

		460,902,958

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

GERMANY — 16.0%
BASF	664,100	$53,994,716
Daimler	950,460	62,192,777
Deutsche Boerse	495,720	66,108,603
Deutsche Post	1,777,915	61,618,221
E.ON	5,055,630	54,254,546
SAP	801,957	103,062,241
Siemens Healthineers (A)	1,413,000	60,255,120

		461,486,224

HONG KONG — 2.0%
AIA Group	5,598,200	57,053,856

ITALY — 2.0%
Intesa Sanpaolo	22,296,084	58,442,258

JAPAN‡ — 12.4%
FANUC	313,800	59,094,181
Hitachi	680,190	22,633,198
Murata Manufacturing	1,068,075	57,659,560
Otsuka Holdings	1,444,900	51,607,507
Secom	709,800	59,815,568
Sumitomo Mitsui Financial Group	1,547,700	56,349,498
Toray Industries	7,373,300	50,364,572

		357,524,084

NETHERLANDS — 11.7%
AerCap Holdings *	1,833,514	91,015,635
ASML Holding	311,000	64,719,868
Koninklijke DSM	500,532	57,178,475
NXP Semiconductors	591,400	62,463,668
Royal Dutch Shell ADR, Cl A	980,055	62,262,894

		337,640,540

NORWAY — 2.0%
DNB	2,954,496	56,727,337

SINGAPORE — 2.2%
DBS Group Holdings	3,053,100	63,414,510

SOUTH AFRICA — 1.4%
Naspers, Cl N	153,313	39,173,320

SPAIN — 8.9%
ACS Actividades de Construccion y Servicios	1,261,000	57,889,062
Banco Santander	11,486,033	58,120,682
Industria de Diseno Textil	1,841,400	55,701,741
Repsol	4,939,528	83,823,166

		255,534,651

SWITZERLAND — 4.3%
Julius Baer Group	1,327,317	63,985,290
Roche Holding	222,047	58,532,631

		122,517,921

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — 10.5%
BAE Systems	7,857,017	$50,613,095
HSBC Holdings ADR	1,313,205	57,216,342
Lloyds Banking Group	81,748,956	66,700,121
Smith & Nephew ADR	1,755,033	68,534,038
TESCO	18,023,000	58,708,065

		301,771,661

TOTAL COMMON STOCK (Cost $2,502,863,119)		2,796,918,007

TOTAL INVESTMENTS — 97.0% (Cost $2,502,863,119)		$2,796,918,007

Percentages are based on Net Assets of $2,882,265,783.
*	Non-income producing security.
‡

All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 12.4% of Net Assets. Total value of these securities is $357,524,084.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2019, the value of these securities amounted to $60,255,120, representing 2.1% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2†‡	Level 3	Total
Common Stock
Australia	$57,132,890	$—	$—	$57,132,890
China	53,293,338	—	—	53,293,338
Denmark	57,589,537	—	—	57,589,537
Finland	56,712,922	—	—	56,712,922
France	460,902,958	—	—	460,902,958
Germany	461,486,224	—	—	461,486,224
Hong Kong	57,053,856	—	—	57,053,856
Italy	58,442,258	—	—	58,442,258
Japan	—	357,524,084	—	357,524,084
Netherlands	337,640,540	—	—	337,640,540
Norway	56,727,337	—	—	56,727,337
Singapore	63,414,510	—	—	63,414,510
South Africa	39,173,320	—	—	39,173,320
Spain	255,534,651	—	—	255,534,651
Switzerland	122,517,921	—	—	122,517,921
United Kingdom	301,771,661	—	—	301,771,661

Total Common Stock	2,439,393,923	357,524,084	—	2,796,918,007

Total Investments in Securities	$2,439,393,923	$357,524,084	$—	$2,796,918,007

† Represents securities trading outside the United States, the values of which were adjusted as a result of fair value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and Level 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended April 30, 2019, there were transfers of $357,524,084 from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.3%

	Shares	Value

ARGENTINA — 2.0%
Adecoagro *	7,270	$49,436

AUSTRIA — 1.9%
Schoeller-Bleckmann Oilfield Equipment	516	48,268

BELGIUM — 2.2%
Ontex Group	2,251	56,554

CHINA — 5.3%
BEST ADR *	6,894	40,881
Greatview Aseptic Packaging	87,300	53,083
Zai Lab ADR *	1,492	39,762

		133,726

DENMARK — 2.3%
GN Store Nord	1,128	57,736

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FRANCE — 12.2%
Eurazeo	718	$56,332
Fnac Darty *	799	70,214
JCDecaux	1,740	56,986
Remy Cointreau	469	62,493
Virbac *	350	62,339

		308,364

GERMANY — 7.3%
Brenntag	1,104	59,511
Duerr	1,375	61,889
KION Group	924	63,259

		184,659

HONG KONG — 4.1%
ASM Pacific Technology	5,100	59,063
Samsonite International (A)	15,500	44,456

		103,519

ITALY — 11.0%
ACEA	3,327	60,377
Azimut Holding	3,278	66,179
Buzzi Unicem	2,397	53,313
Cerved Group	5,146	50,214
Piaggio	16,898	46,624

		276,707

JAPAN‡ — 15.6%
DeNA	2,400	37,439
Ichigo	17,200	55,634
OKUMA	1,050	61,907
Penta-Ocean Construction	9,275	42,563
Rohm	800	59,071
Sapporo Holdings	2,246	45,940
Sohgo Security Services	1,200	53,589
T Hasegawa	2,300	37,129

		393,272

LUXEMBOURG — 1.9%
L’Occitane International	26,450	47,540

NETHERLANDS — 2.5%
Euronext (A)	899	62,465

NORWAY — 2.1%
Schibsted, Cl A	1,969	51,670

SWITZERLAND — 2.4%
VAT Group (A)	486	60,336

UNITED KINGDOM — 18.6%
boohoo Group *	19,328	61,926
Britvic	4,117	49,042
Electrocomponents	7,742	65,177

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
Greencore Group	23,418	$70,235
Lancashire Holdings	7,269	65,167
LivaNova *	605	41,679
Senior	19,407	58,661
Tate & Lyle	5,720	57,254

		469,141

UNITED STATES — 4.1%
ICON *	456	62,280
Lazard, Cl A (B)	1,050	40,824

		103,104

TOTAL COMMON STOCK (Cost $2,208,792)		2,406,497

TOTAL INVESTMENTS — 95.3% (Cost $2,208,792)		$2,406,497

Percentages are based on Net Assets of $2,524,671.
*	Non-income producing security.
‡

All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 15.6% of Net Assets. Total value of these securities is $393,272.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2019, the value of these securities amounted to $167,257, representing 6.6% of the net assets of the Fund.

(B)	Securities considered Master Limited Partnerships. At April 30, 2019, these securities amounted $40,824 or 1.6% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2†‡	Level 3	Total

Common Stock
Argentina	$49,436	$—	$—	$49,436
Austria	48,268	—	—	48,268
Belgium	56,554	—	—	56,554
China	133,726	—	—	133,726
Denmark	57,736	—	—	57,736
France	308,364	—	—	308,364
Germany	184,659	—	—	184,659
Hong Kong	103,519	—	—	103,519
Italy	276,707	—	—	276,707
Japan	—	393,272	—	393,272
Luxembourg	47,540	—	—	47,540
Netherlands	62,465	—	—	62,465
Norway	51,670	—	—	51,670
Switzerland	60,336	—	—	60,336
United Kingdom	469,141	—	—	469,141
United States	103,104	—	—	103,104

Total Common Stock	2,013,225	393,272	—	2,406,497

Total Investments in Securities	$2,013,225	$393,272	$—	$2,406,497

† Represents securities trading outside the United States, the values of which were adjusted as a result of fair value.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
APRIL 30, 2019 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and Level 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended April 30, 2019, there were transfers of $393,272 from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.4%

	Shares	Value

AUSTRALIA — 1.9%
BHP Group ADR	4,736	$223,207

CHINA — 1.4%
Baidu ADR *	978	162,573

DENMARK — 2.5%
Carlsberg ADR, Cl B	11,584	299,099

FRANCE — 8.0%
Airbus ADR	7,754	265,574
AXA ADR	8,579	226,829
Danone ADR	14,944	242,392
EssilorLuxottica ADR	3,661	223,540

		958,335

GERMANY — 10.1%
Daimler ADR	11,649	190,578
Deutsche Post ADR	7,388	257,029

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

GERMANY — continued
E.ON ADR	21,945	$235,250
SAP ADR	2,322	299,213
Siemens Healthineers ADR	10,836	231,240

		1,213,310

HONG KONG — 2.6%
AIA Group ADR	7,641	313,663

JAPAN — 3.7%
FANUC ADR	12,423	232,062
Sumitomo Mitsui Financial Group ADR	28,763	209,682

		441,744

NETHERLANDS — 7.5%
AerCap Holdings *	4,801	238,322
ASML Holding	618	129,051
Koninklijke DSM ADR	10,029	286,478
Royal Dutch Shell ADR, Cl A	4,021	255,454

		909,305

NORWAY — 1.8%
DNB ADR	11,417	218,807

SOUTH AFRICA — 1.5%
Naspers ADR, Cl N	3,421	176,010

SPAIN — 5.7%
ACS Actividades de Construccion y Servicios ADR *	28,844	264,500
Industria de Diseno Textil ADR	14,522	219,427
Repsol ADR	11,981	203,797

		687,724

UNITED KINGDOM — 5.8%
HSBC Holdings ADR	5,350	233,099
Lloyds Banking Group ADR	67,418	219,109
Smith & Nephew ADR	6,199	242,071

		694,279

UNITED STATES — 45.1%
Alphabet *	201	240,991
American Express	2,116	248,059
American International Group	4,189	199,271
Biogen *	670	153,591
Booking Holdings *	129	239,294
Charles Schwab	5,291	242,222
Chevron	1,947	233,757
Citigroup	3,581	253,177
Citizens Financial Group	5,913	214,050
Delta Air Lines	4,634	270,116
DowDuPont	6,192	238,082
eBay	7,112	275,590
Home Depot	1,206	245,662
HP	9,044	180,428

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — continued
Incyte *	2,757	$211,737
JM Smucker	2,218	271,993
Johnson & Johnson	1,984	280,141
Medtronic	2,884	256,128
Raytheon	1,285	228,203
Rockwell Automation	1,349	243,778
Twitter *	6,056	241,695
Tyson Foods	3,242	243,183
Verizon Communications	4,050	231,619

		5,442,767

TOTAL COMMON STOCK (Cost $10,059,095)		11,740,823

TOTAL INVESTMENTS — 97.4% (Cost $10,059,095)		$11,740,823

Percentages are based on Net Assets of $12,059,254.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA
FOCUS FUND
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 88.0%

	Shares	Value

FINLAND — 2.8%
Nordea Bank Abp	215,000	$1,692,218

FRANCE — 6.7%
Airbus Group	18,000	2,460,621
JCDecaux	50,000	1,637,542

		4,098,163

GERMANY — 7.9%
Daimler	35,000	2,290,204
Deutsche Post	72,000	2,495,345

		4,785,549

IRELAND — 3.1%
Paddy Power Betfair	22,000	1,861,280

NETHERLANDS — 7.4%
AerCap Holdings *	90,000	4,467,600

SPAIN — 3.2%
Repsol	115,000	1,951,536

UNITED KINGDOM — 3.2%
BAE Systems	300,000	1,932,531

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA
FOCUS FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — 53.8%
Alphabet *	1,650	$1,978,284
American Express	22,000	2,579,060
AXA Equitable Holdings	110,000	2,495,900
CDK Global	35,000	2,111,200
Chevron	17,000	2,041,020
Citizens Financial Group	58,000	2,099,600
eBay	32,000	1,240,000
HP	110,000	2,194,500
Molson Coors Brewing	32,000	2,054,080
NXP Semiconductors	20,000	2,112,400
Penske Automotive Group	33,000	1,515,360
QUALCOMM	34,000	2,928,420
Sabre	86,000	1,785,360
Twitter *	45,000	1,795,950
Wells Fargo	40,000	1,936,400
Yelp, Cl A *	45,000	1,802,700

		32,670,234

TOTAL COMMON STOCK (Cost $46,548,644)		53,459,111

WARRANT — 2.6%

	Number of Warrants	Value

UNITED STATES — 2.6%
American International Group, Expires 01/19/2021* (Cost $3,356,984)	200,000	1,608,000

TOTAL INVESTMENTS — 90.6% (Cost $49,905,628)		$55,067,111

Percentages are based on Net Assets of $60,778,349.
*	Non-income producing security.

Cl — Class

As of April 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2019
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Opportunity Fund	SMID Fund
Assets:
Cost of securities	$192,531,383	$33,272,788

Investments in securities at value	$229,627,304	$41,263,873
Cash equivalents	17,758,220	4,709,001
Receivable for investment securities sold	1,321,732	—
Receivable for capital shares sold	7,075	385,652
Dividends receivable	210,667	9,240
Prepaid expenses	8,357	21,977

Total Assets	248,933,355	46,389,743

Liabilities:
Payable for capital shares redeemed	346,390	32,445
Investment Adviser fees payable	106,301	19,559
Shareholder servicing fees payable	93,361	1,889
Audit fees payable	13,461	13,461
Payable due to administrator	9,745	1,787
Payable due to trustees	1,130	191
Chief Compliance Officer fees payable	439	304
Other accrued expenses	27,140	12,133

Total Liabilities	597,967	81,769

Net Assets	$248,335,388	$46,307,974

Net Assets:
Paid-in Capital	$206,068,598	$37,035,530
Total distributable earnings	42,266,790	9,272,444

Net Assets	$248,335,388	$46,307,974

Investor Class Shares:
Net Assets	$111,945,429	$41,771,931
Total shares outstanding at end of period	5,207,502	2,251,631
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$21.50	$18.55
Institutional Class Shares:
Net Assets	$136,389,959	$4,536,043
Total shares outstanding at end of period	6,370,310	244,555
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$21.41	$18.55

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2019
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Small Cap Fund	International Equity Fund
Assets:
Cost of securities	$83,667,379	$2,502,863,119

Investments in securities at value	$93,305,620	$2,796,918,007
Cash equivalents	5,579,323	69,109,066
Receivable for capital shares sold	413,536	4,482,415
Dividends receivable	1,186	10,490,170
Receivable for dividend tax reclaim	—	8,011,802
Prepaid expenses	8,544	43,103

Total Assets	99,308,209	2,889,054,563

Liabilities:
Payable for investment securities purchased	902,385	—
Payable for capital shares redeemed	104,880	4,336,170
Investment Adviser fees payable	57,398	1,852,375
Audit fees payable	13,461	12,290
Payable due to administrator	3,857	113,577
Shareholder servicing fees payable	3,479	128,180
Payable due to trustees	436	13,932
Chief Compliance Officer fees payable	339	2,369
Other accrued expenses	18,892	329,887

Total Liabilities	1,105,127	6,788,780

Net Assets	$98,203,082	$2,882,265,783

Net Assets:
Paid-in Capital	$85,906,277	$2,683,357,575
Total distributable earnings	12,296,805	198,908,208

Net Assets	$98,203,082	$2,882,265,783

Investor Class Shares:
Net Assets	$44,529,985	$578,731,223
Total shares outstanding at end of period	2,773,253	22,097,914
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$16.06	$26.19
Institutional Class Shares:
Net Assets	$53,673,097	$2,303,534,560
Total shares outstanding at end of period	3,247,906	87,845,630
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$16.53	$26.22

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2019
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	International Small Cap Fund	Global Equity Fund
Assets:
Cost of securities	$2,208,792	$10,059,095

Investments in securities at value	$2,406,497	$11,740,823
Cash equivalents	106,413	301,261
Receivable for capital shares sold	15,470	2,394
Receivable due from Investment Adviser	4,669	—
Dividends receivable	4,508	30,237
Receivable for dividend tax reclaim	1,492	11,792
Prepaid expenses	7,832	7,039

Total Assets	2,546,881	12,093,546

Liabilities:
Audit fees payable	12,290	12,290
Shareholder servicing fees payable	364	3,316
Chief Compliance Officer fees payable	275	282
Payable due to administrator	97	472
Payable due to trustees	11	54
Payable for capital shares redeemed	—	10,392
Investment Adviser fees payable	—	555
Other accrued expenses	9,173	6,931

Total Liabilities	22,210	34,292

Net Assets	$2,524,671	$12,059,254

Net Assets:
Paid-in Capital	$2,267,849	$9,987,507
Total distributable earnings	256,822	2,071,747

Net Assets	$2,524,671	$12,059,254

Investor Class Shares:
Net Assets	N/A	$12,059,254
Total shares outstanding at end of period	N/A	955,947
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	N/A	$12.61
Institutional Class Shares:
Net Assets	$2,524,671	N/A
Total shares outstanding at end of period	212,467	N/A
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$11.88	N/A

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2019
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Global Ultra Focus Fund
Assets:
Cost of securities	$49,905,628

Investments in securities at value	$55,067,111
Cash equivalents	5,704,605
Receivable for capital shares sold	100
Dividends receivable	110,203
Receivable for dividend tax reclaim	143,657
Prepaid expenses	6,443

Total Assets	61,032,119

Liabilities:
Payable for investment securities purchased	125,815
Payable for capital shares redeemed	61,638
Investment Adviser fees payable	34,680
Audit fees payable	10,392
Shareholder servicing fees payable	8,509
Payable due to administrator	2,330
Chief Compliance Officer fees payable	310
Payable due to trustees	252
Other accrued expenses	9,844

Total Liabilities	253,770

Net Assets	$60,778,349

Net Assets:
Paid-in Capital	$79,548,053
Total distributable loss	(18,769,704)

Net Assets	$60,778,349

Investor Class Shares:
Net Assets	$60,778,349
Total shares outstanding at end of period	3,238,536
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$18.77

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS
	Opportunity Fund	SMID Fund
Investment Income
Dividends	$3,123,317	$316,462
Less: Foreign Taxes Withheld	(750)	—

Total Investment Income	3,122,567	316,462

Expenses
Investment Advisory Fees	886,056	179,842
Shareholder Servicing Fees - Investor Class Shares	54,100	9,390
Administration Fees	60,289	9,937
Trustees’ Fees	2,581	413
Chief Compliance Officer Fees	674	172
Transfer Agent Fees	34,413	24,820
Registration & Filing Fees	17,274	18,711
Printing Fees	14,302	2,604
Audit Fees	11,484	11,484
Custodian Fees	5,883	2,492
Legal Fees	5,167	807
Pricing Fees	1,701	324
Other Expenses	8,260	1,552

Total Expenses	1,102,184	262,548

Less:
Investment Advisory Fees Waiver	(96,395)	(62,876)
Fees Paid Indirectly (Note 3)	(2,437)	(35)

Net Expenses	1,003,352	199,637

Net Investment Income	2,119,215	116,825

Net Realized Gain on Investments	5,161,069	1,527,492

Net Change in Unrealized Appreciation (Depreciation) on Investments	8,931,769	4,141,729

Net Gain on Investments	14,092,838	5,669,221

Net Increase in Net Assets from Operations	$16,212,053	$5,786,046

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS
	Small Cap Fund	International Equity Fund

Investment Income
Dividends	$828,348	$44,595,627
Less: Foreign Taxes Withheld	(8,911)	(3,369,493)

Total Investment Income	819,437	41,226,134

Expenses
Investment Advisory Fees	500,454	12,824,692
Shareholder Servicing Fees - Investor Class Shares	44,660	309,151
Administration Fees	25,042	687,620
Trustees’ Fees	645	29,111
Chief Compliance Officer Fees	283	6,754
Transfer Agent Fees	27,204	147,165
Registration & Filing Fees	17,363	98,212
Audit Fees	11,484	12,553
Printing Fees	7,504	132,112
Custodian Fees	6,324	312,793
Legal Fees	2,231	57,822
Pricing Fees	719	15,664
Other Expenses	4,371	96,022

Total Expenses	648,284	14,729,671

Less:
Investment Advisory Fees Waiver	(76,283)	(966,886)
Fees Paid Indirectly (Note 3)	(536)	(2,634)

Net Expenses	571,465	13,760,151

Net Investment Income	247,972	27,465,983

Net Realized Gain (Loss) on Investments	3,415,582	(111,658,572)
Net Realized Gain on Foreign Currency Transactions	—	240,194
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,531,354	222,943,268
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	(53,915)

Net Gain on Investments and Foreign Currency Transactions	6,946,936	111,470,975

Net Increase in Net Assets from Operations	$7,194,908	$138,936,958

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS
	International Small Cap Fund	Global Equity Fund

Investment Income
Dividends	$32,096	$134,100
Less: Foreign Taxes Withheld	(1,082)	(6,317)

Total Investment Income	31,014	127,783

Expenses
Investment Advisory Fees	11,860	48,252
Shareholder Servicing Fees - Institutional Class Shares	576	—
Administration Fees	551	2,716
Trustees’ Fees	23	115
Chief Compliance Officer Fees	83	105
Audit Fees	12,553	12,553
Registration & Filing Fees	11,944	12,097
Transfer Agent Fees	11,624	12,019
Custodian Fees	5,495	5,239
Printing Fees	515	1,356
Pricing Fees	477	224
Legal Fees	46	232
Other Expenses	2,372	835

Total Expenses	58,119	95,743

Less:
Investment Advisory Fees Waiver	(11,860)	(44,620)
Reimbursement of other operating expenses	(33,239)	—
Fees Paid Indirectly (Note 3)	(6)	(24)

Net Expenses	13,014	51,099

Net Investment Income	18,000	76,684

Net Realized Gain on Investments	44,853	343,863
Net Realized Gain on Foreign Currency Transactions	420	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	204,433	578,674
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(87)	—

Net Gain on Investments and Foreign Currency Transactions	249,619	922,537

Net Increase in Net Assets from Operations	$267,619	$999,221

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS
Global Ultra Focus Fund

Investment Income
Dividends	$810,007
Less: Foreign Taxes Withheld	(31,149)

Total Investment Income	778,858

Expenses
Investment Advisory Fees	310,942
Shareholder Servicing Fees - Investor Class Shares	48,110
Administration Fees	15,287
Trustees’ Fees	1,067
Chief Compliance Officer Fees	282
Transfer Agent Fees	14,694
Audit Fees	14,285
Registration & Filing Fees	12,888
Custodian Fees	5,385
Printing Fees	3,524
Legal Fees	1,368
Pricing Fees	568
Other Expenses	3,146

Total Expenses	431,546

Less:
Investment Advisory Fees Waiver	(45,012)
Fees Paid Indirectly (Note 3)	(293)

Net Expenses	386,241

Net Investment Income	392,617

Net Realized Loss on Investments	(3,075,018)
Net Realized Loss on Foreign Currency Transactions	(2,058)
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,809,853
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	674

Net Gain on Investments and Foreign Currency Transactions	2,733,451

Net Increase in Net Assets from Operations	$3,126,068

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$2,119,215	$3,337,058
Net Realized Gain on Investments	5,161,069	33,163,662
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,931,769	(40,997,641)

Net Increase (Decrease) in Net Assets Resulting from Operations	16,212,053	(4,496,921)

Distributions:
Investor Class Shares	(12,108,654)	(18,328,295)
Institutional Class Shares	(17,563,370)	(25,144,554)

Total Distributions	(29,672,024)	(43,472,849)

Capital Share Transactions:
Investor Class Shares
Issued	1,776,562	6,688,889
Reinvestment of Dividends	11,279,798	16,170,805
Redeemed	(12,294,880)	(58,349,963)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	761,480	(35,490,269)

Institutional Class Shares
Issued	6,930,841	44,095,550
Reinvestment of Dividends	16,562,925	24,780,357
Redeemed	(47,326,939)	(46,877,858)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(23,833,173)	21,998,049

Net Decrease in Net Assets from Capital Share Transactions	(23,071,693)	(13,492,220)

Total Decrease in Net Assets	(36,531,664)	(61,461,990)
Net Assets:
Beginning of period	284,867,052	346,329,042

End of period	$248,335,388	$284,867,052

Share Transactions:
Investor Class Shares
Issued	90,405	277,449
Reinvestment of Dividends	617,059	670,759
Redeemed	(608,614)	(2,313,942)

Total Increase (Decrease) in Investor Class Shares	98,850	(1,365,734)

Institutional Class Shares
Issued	353,121	1,733,448
Reinvestment of Dividends	908,338	1,029,506
Redeemed	(2,392,682)	(1,946,131)

Total Increase (Decrease) in Institutional Class Shares	(1,131,223)	816,823

Net Decrease in Shares Outstanding	(1,032,373)	(548,911)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$116,825	$210,207
Net Realized Gain on Investments	1,527,492	3,593,900
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,141,729	(1,549,246)

Net Increase in Net Assets Resulting from Operations	5,786,046	2,254,861

Distributions:
Investor Class Shares	(2,319,445)	(120,983)
Institutional Class Shares	(229,142)	(14,805)

Total Distributions	(2,548,587)	(135,788)

Capital Share Transactions:
Investor Class Shares
Issued	15,681,142	13,834,004
Reinvestment of Dividends	2,315,858	120,983
Redemption Fees — Note 2	462	—
Redeemed	(14,877,434)	(10,357,517)

Net Increase in Net Assets from Investor Class Share Transactions	3,120,028	3,597,470

Institutional Class Shares
Issued	274,662	186,785
Reinvestment of Dividends	229,142	14,805
Redeemed	(83,043)	(323,480)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	420,761	(121,890)

Net Increase in Net Assets from Capital Share Transactions	3,540,789	3,475,580

Total Increase in Net Assets	6,778,248	5,594,653
Net Assets:
Beginning of period	39,529,726	33,935,073

End of period	$46,307,974	$39,529,726

Share Transactions:
Investor Class Shares
Issued	939,117	795,832
Reinvestment of Dividends	152,670	7,171
Redeemed	(898,470)	(586,217)

Total Increase in Investor Class Shares	193,317	216,786

Institutional Class Shares
Issued	16,309	10,404
Reinvestment of Dividends	15,106	878
Redeemed	(4,571)	(19,268)

Total Increase (Decrease) in Institutional Class Shares	26,844	(7,986)

Net Increase in Shares Outstanding	220,161	208,800

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$247,972	$705,916
Net Realized Gain on Investments	3,415,582	32,955,134
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,531,354	(25,697,496)

Net Increase in Net Assets Resulting from Operations	7,194,908	7,963,554

Distributions:
Investor Class Shares	(8,179,925)	(4,256,796)
Institutional Class Shares	(11,772,769)	(8,009,550)

Total Distributions	(19,952,694)	(12,266,346)

Capital Share Transactions:
Investor Class Shares
Issued	4,580,175	3,117,085
Reinvestment of Dividends	7,742,804	3,485,195
Redemption Fees — Note 2	157	1,313
Redeemed	(12,366,334)	(54,391,021)

Net Decrease in Net Assets from Investor Class Share Transactions	(43,198)	(47,787,428)

Institutional Class Shares
Issued	5,798,539	15,546,478
Reinvestment of Dividends	11,483,412	7,789,388
Redemption Fees — Note 2	270	6,108
Redeemed	(27,992,329)	(147,463,663)

Net Decrease in Net Assets from Institutional Class Share Transactions	(10,710,108)	(124,121,689)

Net Decrease in Net Assets from Capital Share Transactions	(10,753,306)	(171,909,117)

Total Decrease in Net Assets	(23,511,092)	(176,211,909)
Net Assets:
Beginning of period	121,714,174	297,926,083

End of period	$98,203,082	$121,714,174

Share Transactions:
Investor Class Shares
Issued	315,520	159,361
Reinvestment of Dividends	584,789	181,451
Redeemed	(808,066)	(2,782,025)

Total Increase (Decrease) in Investor Class Shares	92,243	(2,441,213)

Institutional Class Shares
Issued	346,335	791,747
Reinvestment of Dividends	842,462	395,779
Redeemed	(1,764,693)	(7,383,590)

Total Decrease in Institutional Class Shares	(575,896)	(6,196,064)

Net Decrease in Shares Outstanding	(483,653)	(8,637,277)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$27,465,983	$61,499,597
Net Realized Gain (Loss) on Investments	(111,658,572)	13,067,141
Net Realized Gain (Loss) on Foreign Currency Transactions	240,194	(2,274,444)
Net Change in Unrealized Appreciation (Depreciation) on Investments	222,943,268	(424,553,444)
Net Change in Unrealized Depreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(53,915)	(218,989)

Net Increase (Decrease) in Net Assets Resulting from Operations	138,936,958	(352,480,139)

Distributions:
Investor Class Shares	(5,153,399)	(35,435,552)
Institutional Class Shares	(23,811,547)	(43,376,786)

Total Distributions	(28,964,946)	(78,812,338)

Capital Share Transactions:
Investor Class Shares
Issued	104,142,885	596,478,453
Reinvestment of Dividends	3,918,101	25,312,769
Redemption Fees — Note 2	9,179	12,689
Redeemed	(262,893,734)	(1,464,164,108)

Net Decrease in Net Assets from Investor Class Share Transactions	(154,823,569)	(842,360,197)

Institutional Class Shares
Issued	533,306,478	1,561,379,852
Reinvestment of Dividends	10,701,771	30,502,435
Redemption Fees — Note 2	13,898	43,462
Redeemed	(842,342,644)	(672,604,356)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(298,320,497)	919,321,393

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(453,144,066)	76,961,196

Total Decrease in Net Assets	(343,172,054)	(354,331,281)
Net Assets:
Beginning of period	3,225,437,837	3,579,769,118

End of period	$2,882,265,783	$3,225,437,837

Share Transactions:
Investor Class Shares
Issued	4,278,633	20,747,886
Reinvestment of Dividends	170,615	889,713
Redeemed	(10,751,616)	(52,079,373)

Total Decrease in Investor Class Shares	(6,302,368)	(30,441,774)

Institutional Class Shares
Issued	21,845,597	55,679,004
Reinvestment of Dividends	465,509	1,069,498
Redeemed	(34,631,990)	(23,969,400)

Total Increase (Decrease) in Institutional Class Shares	(12,320,884)	32,779,102

Net Increase (Decrease) in Shares Outstanding	(18,623,252)	2,337,328

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$18,000	$18,515
Net Realized Gain on Investments	44,853	90,969
Net Realized Gain (Loss) on Foreign Currency Transactions	420	(2,211)
Net Change in Unrealized Appreciation (Depreciation) on Investments	204,433	(255,135)
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(87)	7

Net Increase (Decrease) in Net Assets Resulting from Operations	267,619	(147,855)

Distributions:	(109,166)	(141,963)

Capital Share Transactions:
Issued	133,902	348,748
Reinvestment of Dividends	109,166	141,960
Redeemed	(105,213)	(36,402)

Net Increase in Net Assets from Capital Share Transactions	137,855	454,306

Total Increase in Net Assets	296,308	164,488
Net Assets:
Beginning of period	2,228,363	2,063,875

End of period	$2,524,671	$2,228,363

Share Transactions:
Issued	12,747	27,473
Reinvestment of Dividends	10,803	11,489
Redeemed	(9,777)	(2,997)

Net Increase in Shares Outstanding	13,773	35,965

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$76,684	$165,507
Net Realized Gain on Investments	343,863	288,795
Net Change in Unrealized Appreciation (Depreciation) on Investments	578,674	(1,128,202)

Net Increase (Decrease) in Net Assets Resulting from Operations	999,221	(673,900)

Distributions:	(438,196)	(542,364)

Capital Share Transactions:
Issued	809,138	1,104,333
Reinvestment of Dividends	437,059	542,361
Redeemed	(1,668,947)	(2,724,272)

Net Decrease in Net Assets from Capital Share Transactions	(422,750)	(1,077,578)

Total Increase (Decrease) in Net Assets	138,275	(2,293,842)
Net Assets:
Beginning of period	11,920,979	14,214,821

End of period	$12,059,254	$11,920,979

Share Transactions:
Issued	70,878	83,158
Reinvestment of Dividends	40,695	40,602
Redeemed	(144,865)	(205,466)

Net Decrease in Shares Outstanding	(33,292)	(81,706)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA
FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$392,617	$684,596
Net Realized Gain (Loss) on Investments and Purchased Equity Options	(3,075,018)	1,261,844
Net Realized Loss on Equity Swaps	—	(62,864)
Net Realized Loss on Foreign Currency Transactions	(2,058)	(89,996)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Equity Swaps and Purchased Equity Options	5,809,853	(11,381,007)
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	674	(1,698)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,126,068	(9,589,125)

Distributions:	(594,681)	(338,923)

Capital Share Transactions:
Issued	770,783	4,308,727
Reinvestment of Dividends	588,664	335,229
Redemption Fees — Note 2	3,886	5,771
Redeemed	(23,595,506)	(26,102,626)

Net Decrease in Net Assets from Capital Share Transactions	(22,232,173)	(21,452,899)

Total Decrease in Net Assets	(19,700,786)	(31,380,947)
Net Assets:
Beginning of period	80,479,135	111,860,082

End of period	$60,778,349	$80,479,135

Share Transactions:
Issued	48,715	216,884
Reinvestment of Dividends	38,575	16,880
Redeemed	(1,448,086)	(1,320,163)

Net Decrease in Shares Outstanding	(1,360,796)	(1,086,399)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
Opportunity Fund	Period November 1, 2018 to April 30, 2019 (Unaudited)	Year ended October 31, 2018	Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
					2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$22.62	$26.33	$24.20		$22.67	$26.34	$24.13	$20.45
Income (Loss) from Operations:
Net Investment Income(2)	0.16	0.23	0.12		0.22	0.31	0.13	0.19
Net Realized and Unrealized Gain (Loss)	1.11	(0.62)	2.01		3.25	(0.99)	2.28	3.71

Total from Operations	1.27	(0.39)	2.13		3.47	(0.68)	2.41	3.90

Dividends and Distributions:
Net Investment Income	(0.24)	(0.21)	—		(0.40)	(0.25)	(0.20)	(0.22)
Net Realized Gain	(2.15)	(3.11)	—		(1.54)	(2.74)	—	—

Total Dividends and Distributions	(2.39)	(3.32)	—		(1.94)	(2.99)	(0.20)	(0.22)

Net Asset Value, End of Year/Period	$21.50	$22.62	$26.33		$24.20	$22.67	$26.34	$24.13

Total Return†	7.66%	(2.17)%	8.80%		15.41%	(2.61)%	10.03%	19.14%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$111,945	$115,537	$170,495		$173,177	$229,255	$294,656	$464,209
Ratio of Expenses to Average Net Assets	0.85%*	1.00%	1.00%*		1.05%	1.11%	1.20%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.93%*	1.06%	1.06%*		1.10%	1.17%	1.26%	1.28%
Ratio of Net Investment Income to Average Net Assets	1.60%*	0.96%	0.93%*		0.93%	1.30%	0.51%	0.85%
Portfolio Turnover Rate	29%* *	47%	16%*	*	46%	55%	64%	58%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
Opportunity Fund	Period November 1, 2018 to April 30, 2019 (Unaudited)	Year ended October 31, 2018	Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
					2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$22.57	$26.30	$24.15		$22.62	$26.30	$24.11	$20.43
Income (Loss) from Operations:
Net Investment Income(2)	0.18	0.27	0.14		0.29	0.38	0.19	0.25
Net Realized and Unrealized Gain (Loss)	1.10	(0.62)	2.01		3.24	(1.00)	2.28	3.71

Total from Operations	1.28	(0.35)	2.15		3.53	(0.62)	2.47	3.96

Dividends and Distributions:
Net Investment Income	(0.29)	(0.27)	—		(0.46)	(0.32)	(0.28)	(0.28)
Net Realized Gain	(2.15)	(3.11)	—		(1.54)	(2.74)	—	—

Total Dividends and Distributions	(2.44)	(3.38)	—		(2.00)	(3.06)	(0.28)	(0.28)

Net Asset Value, End of Year/Period	$21.41	$22.57	$26.30		$24.15	$22.62	$26.30	$24.11

Total Return†	7.73%	(2.00)%	8.90%		15.73%	(2.38)%	10.28%	19.46%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$136,390	$169,330	$175,834		$175,630	$349,003	$413,096	$357,067
Ratio of Expenses to Average Net Assets	0.75%*	0.80%	0.80%*		0.80%	0.86%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	0.83%*	0.86%	0.86%*		0.85%	0.92%	1.01%	1.03%
Ratio of Net Investment Income to Average Net Assets	1.74%*	1.11%	1.13%*		1.24%	1.57%	0.76%	1.09%
Portfolio Turnover Rate	29%* *	47%	16%*	*	46%	55%	64%	58%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
SMID Fund	Period November 1, 2018 to April 30, 2019 (Unaudited)	Year ended October 31, 2018	Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
					2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$17.37	$16.42	$15.74		$12.90	$14.42	$13.39	$10.85
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.05	0.09	0.04		0.08	0.01	0.05	(0.02)
Net Realized and Unrealized Gain (Loss)	2.18	0.93	0.64		2.84	(1.49)	1.14	3.22

Total from Operations	2.23	1.02	0.68		2.92	(1.48)	1.19	3.20

Dividends and Distributions:
Net Investment Income	(0.09)	(0.07)	—		(0.08)	(0.01)	(0.05)	—
Net Realized Gain	(0.96)	—	—		—	(0.03)	(0.11)	(0.66)

Total Dividends and Distributions	(1.05)	(0.07)	—		(0.08)	(0.04)	(0.16)	(0.66)

Redemption Fees	—	—	—		—	0.00 (3)	0.00 (3)	—

Net Asset Value, End of Year/Period	$18.55	$17.37	$16.42		$15.74	$12.90	$14.42	$13.39

Total Return†	14.19%	6.20%	4.32%		22.66%	(10.27)%	8.97%	29.95%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$41,772	$35,750	$30,231		$29,379	$38,505	$37,857	$2,998
Ratio of Expenses to Average Net Assets	0.96%*	0.95%	0.95%*		1.04%	1.10%	1.18%	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.27%*	1.26%	1.38%*		1.39%	1.43%	1.63%	4.41%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.56%*	0.53%	0.45%*		0.55%	0.10%	0.39%	(0.14)%
Portfolio Turnover Rate	45%* *	61%	13%*	*	48%	78%	72%	71%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
SMID Fund	Period November 1, 2018 to April 30, 2019 (Unaudited)	Year ended October 31, 2018	Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,		Period November 3, 2014* to April 30, 2015
					2017	2016
Net Asset Value, Beginning of Year/Period	$17.36	$16.41	$15.73		$12.89	$14.42	$13.91
Income (Loss) from Operations:
Net Investment Income(2)	0.05	0.09	0.04		0.06	0.02	0.02
Net Realized and Unrealized Gain (Loss)	2.19	0.93	0.64		2.87	(1.50)	0.65

Total from Operations	2.24	1.02	0.68		2.93	(1.48)	0.67

Dividends and Distributions:
Net Investment Income	(0.09)	(0.07)	—		(0.09)	(0.02)	(0.05)
Net Realized Gain	(0.96)	—	—		—	(0.03)	(0.11)

Total Dividends and Distributions	(1.05)	(0.07)	—		(0.09)	(0.05)	(0.16)

Redemption Fees	—	—	—		—	0.00 (3)	—

Net Asset Value, End of Year/Period	$18.55	$17.36	$16.41		$15.73	$12.89	$14.42

Total Return†	14.27%	6.22%	4.32%		22.73%	(10.27)%	4.92%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$4,536	$3,780	$3,704		$3,592	$712	$645
Ratio of Expenses to Average Net Assets	0.91%**	0.95%	0.95%**		0.97%	1.05%	1.05%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.22%**	1.26%	1.38%**		1.34%	1.38%	1.54%**
Ratio of Net Investment Income to Average Net Assets	0.60%**	0.54%	0.45%**		0.40%	0.15%	0.26%**
Portfolio Turnover Rate	45%** *	61%	13%**	*	48%	78%	72%** *

*	Commencement of Operations.
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
Small Cap Fund	Period November 1, 2018 to April 30, 2019 (Unaudited)	Year ended October 31, 2018	Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
					2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$18.45	$19.37	$18.66		$16.35	$20.26	$22.41	$20.13
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.03	0.06	0.03		0.04	(0.02)	0.01	(0.08)
Net Realized and Unrealized Gain (Loss)	0.83	(0.10)	0.68		2.27	(2.47)	0.67	5.02

Total from Operations	0.86	(0.04)	0.71		2.31	(2.49)	0.68	4.94

Dividends and Distributions:
Net Investment Income	(0.01)	(0.08)	—		—	(0.13)	—	—
Net Realized Gain	(3.24)	(0.80)	—		—	(1.29)	(2.83)	(2.66)

Total Dividends and Distributions	(3.25)	(0.88)	—		—	(1.42)	(2.83)	(2.66)

Redemption Fees(2)(3)	0.00	0.00	0.00		0.00	0.00	0.00	0.00

Net Asset Value, End of Year/Period	$16.06	$18.45	$19.37		$18.66	$16.35	$20.26	$22.41

Total Return†	8.45%	(0.37)%	3.80%		14.13%	(12.51)%	4.01%	25.13%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$44,530	$49,475	$99,220		$121,257	$309,441	$474,040	$627,861
Ratio of Expenses to Average Net Assets	1.20%*	1.12%	1.10%*		1.30%	1.30%	1.30%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.35%*	1.21%	1.15%*		1.33%	1.35%	1.36%	1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.35%*	0.31%	0.35%*		0.24%	(0.11)%	0.05%	(0.35)%
Portfolio Turnover Rate	27%* *	45%	26%*	*	54%	59%	69%	67%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
Small Cap Fund	Period November 1, 2018 to April 30, 2019 (Unaudited)	Year ended October 31, 2018	Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
					2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$18.89	$19.83	$19.10		$16.69	$20.66	$22.74	$20.34
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.05	0.08	0.04		0.08	0.03	0.07	(0.03)
Net Realized and Unrealized Gain (Loss)	0.86	(0.11)	0.69		2.33	(2.53)	0.68	5.09

Total from Operations	0.91	(0.03)	0.73		2.41	(2.50)	0.75	5.06

Dividends and Distributions:
Net Investment Income	(0.03)	(0.11)	—		—	(0.18)	—	—
Net Realized Gain	(3.24)	(0.80)	—		—	(1.29)	(2.83)	(2.66)

Total Dividends and Distributions	(3.27)	(0.91)	—		—	(1.47)	(2.83)	(2.66)

Redemption Fees(2)(3)	0.00	0.00	0.00		0.00	0.00	0.00	0.00

Net Asset Value, End of Year/Period	$16.53	$18.89	$19.83		$19.10	$16.69	$20.66	$22.74

Total Return†	8.56%	(0.29)%	3.82%		14.44%	(12.30)%	4.27%	25.48%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$53,673	$72,239	$198,706		$366,398	$477,509	$721,824	$725,099
Ratio of Expenses to Average Net Assets	1.01%*	1.05%	1.05%*		1.05%	1.05%	1.05%	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.15%*	1.14%	1.10%*		1.09%	1.10%	1.11%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.56%*	0.41%	0.41%*		0.46%	0.14%	0.31%	(0.12)%
Portfolio Turnover Rate	27%* *	45%	26%*	*	54%	59%	69%	67%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
International Equity Fund	Period November 1, 2018 to April 30, 2019 (Unaudited)	Year ended October 31, 2018	Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
					2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$25.02	$28.31	$25.23		$24.26	$25.86	$24.88	$21.77
Income (Loss) from Operations:
Net Investment Income(2)	0.22	0.45	0.28		0.47	0.50	0.33	0.56
Net Realized and Unrealized Gain (Loss)	1.16	(3.15)	2.80		0.90	(1.91)	0.99	2.61

Total from Operations	1.38	(2.70)	3.08		1.37	(1.41)	1.32	3.17

Dividends and Distributions:
Net Investment Income	(0.16)	(0.36)	—		(0.40)	(0.12)	(0.35)	(0.06)
Net Realized Gain	(0.05)	(0.23)	—		—	(0.07)	—	—

Total Dividends and Distributions	(0.21)	(0.59)	—		(0.40)	(0.19)	(0.35)	(0.06)

Redemption Fees(2)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)

Net Asset Value, End of Year/Period	$26.19	$25.02	$28.31		$25.23	$24.26	$25.86	$24.88

Total Return†	5.60%	(9.77)%	12.21%		5.75%	(5.45)%	5.52%	14.56%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$578,731	$710,594	$1,665,962		$1,410,600	$1,397,228	$162,146	$133,850
Ratio of Expenses to Average Net Assets	1.03%*	1.08%	1.08%*		1.06%	1.08%	1.09%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.10%*	1.12%	1.12%*		1.11%	1.12%	1.18%	1.45%
Ratio of Net Investment Income to Average Net Assets	1.79%*	1.60%	2.08%*		1.94%	2.08%	1.34%	2.30%
Portfolio Turnover Rate	20%* *	54%	26%*	*	57%	39%	49%	58%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
International Equity Fund	Period November 1, 2018 to April 30, 2019 (Unaudited)	Year ended October 31, 2018	Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
					2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$25.11	$28.40	$25.29		$24.31	$25.89	$24.93	$21.79
Income (Loss) from Operations:
Net Investment Income(2)	0.24	0.49	0.31		0.43	0.44	0.33	0.68
Net Realized and Unrealized Gain (Loss)	1.14	(3.15)	2.80		0.96	(1.82)	1.03	2.56

Total from Operations	1.38	(2.66)	3.11		1.39	(1.38)	1.36	3.24

Dividends and Distributions:
Net Investment Income	(0.22)	(0.40)	—		(0.42)	(0.14)	(0.40)	(0.10)
Net Realized Gain	(0.05)	(0.23)	—		—	(0.07)	—	—

Total Dividends and Distributions	(0.27)	(0.63)	—		(0.42)	(0.21)	(0.40)	(0.10)

Redemption Fees(2)	0.00 (3)	0.00 (3)	0.00	(3)	0.01	0.01	0.00 (3)	0.00 (3)

Net Asset Value, End of Year/Period	$26.22	$25.11	$28.40		$25.29	$24.31	$25.89	$24.93

Total Return†	5.62%	(9.63)%	12.30%		5.87%	(5.30)%	5.65%	14.84%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$2,303,535	$2,514,844	$1,913,807		$1,726,372	$1,079,244	$276,796	$158,408
Ratio of Expenses to Average Net Assets	0.93%*	0.95%	0.95%*		0.95%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.00%*	1.00%	0.99%*		1.00%	1.02%	1.04%	1.17%
Ratio of Net Investment Income to Average Net Assets	1.94%*	1.73%	2.24%*		1.79%	1.80%	1.35%	2.77%
Portfolio Turnover Rate	20%* *	54%	26%*	*	57%	39%	49%	58%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
International Small Cap Fund	Period November 1, 2018 to April 30, 2019 (Unaudited)	Year ended October 31, 2018	Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,		Period November 18, 2014* to April 30, 2015
					2017	2016
Net Asset Value, Beginning of Year/ Period	$11.22	$12.68	$11.36		$10.17	$10.61	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.09	0.10	0.09		0.13	0.03	—
Net Realized and Unrealized Gain (Loss)	1.11	(0.70)	1.23		1.25	(0.44)	0.61

Total from Operations	1.20	(0.60)	1.32		1.38	(0.41)	0.61

Dividends and Distributions:
Net Investment Income	(0.07)	(0.10)	—		(0.12)	(0.01)	—
Net Realized Gain	(0.47)	(0.76)	—		(0.07)	(0.02)	—

Total Dividends and Distributions	(0.54)	(0.86)	—		(0.19)	(0.03)	—

Net Asset Value, End of Year/Period	$11.88	$11.22	$12.68		$11.36	$10.17	$10.61

Total Return†	11.64%	(5.36)%	11.62%		13.83%	(3.91)%	6.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$2,525	$2,228	$2,064		$1,552	$1,366	$1,270
Ratio of Expenses to Average Net Assets	1.13%**	1.15%	1.15%**		1.15%	1.40%	1.40%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	5.04%**	5.45%	7.93%**		8.20%	9.44%	15.61%**
Ratio of Net Investment Income (Loss) to Average Net Assets	1.56%**	0.78%	1.43%**		1.30%	0.26%	(0.06)%**
Portfolio Turnover Rate	27%** *	68%	26%**	*	49%	54%	16%**	*

*	Commencement of Operations.
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
Global Equity Fund	Period November 1, 2018 to April 30, 2019 (Unaudited)	Year ended October 31, 2018	Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
					2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$12.05	$13.27	$12.14		$11.20	$12.93	$13.43	$12.49
Income (Loss) from Operations:
Net Investment Income(2)	0.08	0.15	0.08		0.13	0.14	0.07	0.21
Net Realized and Unrealized Gain (Loss)	0.94	(0.87)	1.05		0.92	(0.84)	0.83	1.98

Total from Operations	1.02	(0.72)	1.13		1.05	(0.70)	0.90	2.19

Dividends and Distributions:
Net Investment Income	(0.17)	(0.17)	—		(0.08)	(0.07)	(0.19)	(0.05)
Net Realized Gain	(0.29)	(0.33)	—		(0.03)	(0.96)	(1.21)	(1.20)

Total Dividends and Distributions	(0.46)	(0.50)	—		(0.11)	(1.03)	(1.40)	(1.25)

Redemption Fees(2)	—	0.00 (3)	—		0.00 (3)	0.00 (3)	—	—

Net Asset Value, End of Year/Period	$12.61	$12.05	$13.27		$12.14	$11.20	$12.93	$13.43

Total Return†	9.16%	(5.72)%	9.31%		9.35%	(5.51)%	7.85%	17.96%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$12,059	$11,921	$14,215		$13,652	$8,964	$2,073	$1,983
Ratio of Expenses to Average Net Assets	0.90%*	0.95%	0.95%*		1.10%	1.20%	1.23%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.68%*	1.60%	1.78%*		1.84%	3.71%	5.30%	5.77%
Ratio of Net Investment Income to Average Net Assets	1.35%*	1.21%	1.27%*		1.10%	1.20%	0.54%	1.59%
Portfolio Turnover Rate	24%* *	45%	21%*	*	60%	59%	63%	67%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA
FOCUS FUND

FINANCIAL HIGHLIGHTS
			Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
Global Ultra Focus Fund	Period November 1, 2018 to April 30, 2019 (Unaudited)		Year ended October 31, 2018	Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
						2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$17.50		$19.67	$18.76		$17.12	$19.15	$17.79	$12.36
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.10		0.13	0.07		0.02	0.04	(0.02)	0.01
Net Realized and Unrealized Gain (Loss)	1.31		(2.24)	0.84		1.66	(2.07)	1.61	5.42

Total from Operations	1.41		(2.11)	0.91		1.68	(2.03)	1.59	5.43

Dividends and Distributions:
Net Investment Income	(0.14)		(0.06)	—		(0.04)	—	(0.25)	—
Net Realized Gain	—		—	—		—	—	—	—
Return of Capital	—		—	—		—	—	0.00 (3)	—

Total Dividends and Distributions	(0.14)		(0.06)	—		(0.04)	—	(0.25)	—

Redemption Fees(2)	0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	0.02	0.00	(3)

Net Asset Value, End of Year/Period	$18.77		$17.50	$19.67		$18.76	$17.12	$19.15	$17.79

Total Return†	8.28%		(10.76)%	4.85%		9.83%	(10.60)%	9.27%	43.93%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$60,778		$80,479	$111,860		$112,985	$131,170	$151,049	$196,899
Ratio of Expenses to Average Net Assets	1.20%*		1.13%	1.12%*		1.35%	1.35%	1.35%	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.35%*		1.20%	1.21%*		1.40%	1.40%	1.38%	1.39%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.22%*		0.68%	0.75%*		0.14%	0.22%	(0.10)%	0.06%
Portfolio Turnover Rate	40%*	*	87%	43%*	*	72%	115%	163%	167%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2019
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 53 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Global Ultra Focus Fund (collectively the “Funds,” individually a “Fund”), each of which are diversified Funds, except for the Cambiar Ultra Focus Fund which is considered to be non-diversified. The Opportunity Fund and International Equity Fund seek total return and capital preservation. The SMID Fund, Small Cap Fund, International Small Cap Fund, Global Equity Fund and Global Ultra Focus Fund seek long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective August 15, 2017, the Funds changed its fiscal year end to October 31. The previous fiscal year end was April 30.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2019
(Unaudited)

The Cambiar International Equity Fund and Cambiar International Small Cap Fund use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund and Cambiar International Small Cap Fund value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Cambiar International Equity Fund and Cambiar International Small Cap Fund shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with fair value procedures established by the Funds’ Board of Trustees.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2019, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Global Ultra Focus Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2019
(Unaudited)

As of April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2019, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options — The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

As of April 30, 2019, the Funds did not have any open option contracts.

Swap Contracts — The Funds are authorized to enter into various contracts, including total return swaps and equity swap contracts, for the purposes of capitalizing on valuation anomalies that exist in the market. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a long position, the Funds will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have increased or decreased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the swap. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the swap. All of these components are reflected in the market value of the swaps.

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at year end.

Entering into swap contracts involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

As of April 30, 2019, the Funds did not have any open swap contracts.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds’ in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2019
(Unaudited)

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Global Ultra Focus Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the period ended April 30, 2019, the Funds retained fees of $0, $462, $427, $23,077, $0, $0 and $3,886, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2019, the Funds paid as follows for these services: $60,289, $9,937, $25,042, $687,620, $551, $2,716 and $15,287 for the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Global Ultra Focus Fund, respectively.

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds and the Institutional Share Class of the Cambiar International Small Cap Fund will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets are paid by Cambiar Investors, LLC (the “Adviser”).

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2019
(Unaudited)

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earn cash management credits which are used to offset transfer agent expenses. During the period ended April 30, 2019, the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap, Cambiar International Equity, Cambiar International Small Cap, Cambiar Global Equity, and Cambiar Global Ultra Focus Funds earned credits of $2,437, $35, $536, $2,634, $6, $24 and $293, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4.	Investment Advisory Agreements:

Under the terms of the investment advisory agreement, the advisory fees for each Fund are as follows:

Advisory Fee
Cambiar Opportunity Fund	0.60%
Cambiar SMID Fund	0.80%
Cambiar Small Cap Fund	0.85%
Cambiar International Equity Fund	0.90%[1]
Cambiar International Small Cap	0.90%
Cambiar Global Equity Fund	0.75%
Cambiar Global Ultra Focus Fund	0.90%

1 As of March 1, 2019, the advisory fee is subject to the following breakpoints on the advisory fee which is calculated daily and paid monthly: 0.90% on the first $2 billion in assets; 0.80% for assets between $2 and $10 billion; and 0.70% for assets greater than $10 billion.

The Adviser has contractually agreed, through March 1, 2020, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Funds average daily net assets, in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses, and shareholder servicing fees) of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations
Cambiar Opportunity Fund	0.65%
Cambiar SMID Fund	0.85%
Cambiar Small Cap Fund	0.90%
Cambiar International Equity Fund	0.90%
Cambiar International Small Cap	0.95%
Cambiar Global Equity Fund	0.80%
Cambiar Global Ultra Focus Fund	0.95%

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the Adviser during the period ending April 30, 2019.

At April 30, 2019, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period	Subject to Repayment until April 30:	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund	Cambiar Global Equity Fund	Cambiar Global Ultra Focus Fund
4/30/16-4/30/17	2020	$240,533	$116,875	$228,943	$1,475,723	$97,559	$92,280	$59,176
4/30/17-4/30/18	2021	207,773	127,999	183,230	1,557,661	107,086	99,306	78,115
4/30/18-4/30/19	2022	199,336	126,750	164,447	1,909,193	102,303	91,753	83,569

		$647,642	$371,624	$576,620	$4,942,577	$306,948	$283,339	$220,860

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2019
(Unaudited)

5.	Investment Transactions:

For the period ended April 30, 2019, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Cambiar Opportunity Fund	$72,651,483	$137,628,741
Cambiar SMID Fund	17,548,254	20,188,861
Cambiar Small Cap Fund	27,316,335	59,442,943
Cambiar International Equity Fund	568,571,961	809,005,255
Cambiar International Small Cap Fund	824,019	551,269
Cambiar Global Equity Fund	2,638,548	3,564,585
Cambiar Global Ultra Focus Fund	24,852,172	54,078,262

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These differences are primarily attributable to partnerships, REIT adjustments, utilization of earnings and profits on shareholder redemptions, foreign exchange gain (loss), PFIC adjustments and reclassifications of distribution. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years ended October 30, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Cambiar Opportunity Fund
2018	$4,803,741	$38,669,108	$43,472,849
2017	7,064,622	24,433,560	31,498,182

Cambiar SMID Fund
2018	135,788	—	135,788
2017	166,318	—	166,318

Cambiar Small Cap Fund
2018	1,356,117	10,910,229	12,266,346
2017	—	—	—

Cambiar International Equity Fund
2018	49,095,732	29,716,606	78,812,338
2017	49,913,971	—	49,913,971

Cambiar International Small Cap Fund
2018	61,947	80,016	141,963
2017	15,701	9,204	24,905

Cambiar Global Equity Fund
2018	412,798	129,566	542,364
2017	120,990	—	120,990

Cambiar Global Ultra Focus Fund
2018	338,923	—	338,923
2017	278,587	—	278,587

There were no dividends or distributions declared during the fiscal period May 1, 2018 through October 31, 2018.

As of October 31, 2018, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund	Cambiar Global Equity Fund	Cambiar Global Ultra Focus Fund
Undistributed Ordinary Income	$5,135,575	$462,738	$4,235,650	$21,523,774	$15,362	$142,952	$594,555
Undistributed Long-Term Capital Gain	23,411,851	2,007,328	15,716,398	5,305,728	92,400	271,242	–
Capital Loss Carryforwards	–	–	–	–	–	–	(20,952,946)

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2019
(Unaudited)

	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund	Cambiar Global Equity Fund	Cambiar Global Ultra Focus Fund
Net Unrealized Appreciation/(Depreciation)	$27,179,345	$3,840,025	$5,102,544	$62,106,691	$(9,388)	$1,096,526	$(942,705)
Other Temporary Differences	(10)	3	(1)	3	(5)	2	5

Total Distributable Earnings (Accumulated Losses)	$55,726,761	$6,310,094	$25,054,591	$88,936,196	$98,369	$1,510,722	$(21,301,091)

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2018, the following Fund has capital loss carryforwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Post-Enactment Capital Loss Carryforwards
Cambiar Global Ultra Focus Fund	$20,952,945	$–	$20,952,945

During the year ended October 31, 2018, the Cambiar SMID Fund and Cambiar Global Ultra Focus Fund utilized $974,358 and $940,958 of capital loss carryforwards to offset capital gains, respectively.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at April 30, 2019, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Cambiar Opportunity Fund	$192,531,383	$41,270,222	$(4,174,301)	$37,095,921
Cambiar SMID Fund	33,272,788	8,119,668	(128,583)	7,991,085
Cambiar Small Cap Fund	83,667,379	11,827,563	(2,189,322)	9,638,241
Cambiar International Equity Fund	2,502,863,119	407,618,381	(113,563,493)	294,054,888
Cambiar International Small Cap Fund	2,208,792	289,505	(91,800)	197,705
Cambiar Global Equity Fund	10,059,095	1,998,673	(316,945)	1,681,728
Cambiar Global Ultra Focus Fund	49,905,628	9,119,664	(3,958,181)	5,161,483

7.	Concentrated Risks:

At April 30, 2019, the net assets of the Cambiar International Equity Fund and the Cambiar International Small Cap Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental super-vision and regulation of foreign securities markets and the possibility of political or economic instability.

The Funds use of derivatives, including options and swaps, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate closely or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may result in the Fund accepting a lower price to sell a security, selling other securities to raise cash or giving up another investment opportunity, any of which could have a negative effect on the Fund’s management 27 or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise fail to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2019
(Unaudited)

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	Other:

At April 30, 2019, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Cambiar Opportunity Fund, Investor Class	2	51%
Cambiar Opportunity Fund, Institutional Class	3	61%
Cambiar SMID Fund, Investor Class	1	91%
Cambiar SMID Fund, Institutional Class	3	93%
Cambiar Small Cap Fund, Investor Class	3	60%
Cambiar Small Cap Fund, Institutional Class	4	66%
Cambiar International Equity Fund, Investor Class	2	74%
Cambiar International Equity Fund, Institutional Class	5	64%
Cambiar International Small Cap, Institutional Class	2	98%
Cambiar Global Equity Fund, Investor Class	2	89%
Cambiar Global Ultra Focus Fund, Investor Class	2	35%

9.	Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

10.	New Accounting Pronouncements:

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

11.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2019.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar Opportunity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,076.60	0.85%	$4.38

Hypothetical 5% Return	$1,000.00	$1,020.60	0.85%	$4.26
Cambiar Opportunity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,077.30	0.75%	$3.86

Hypothetical 5% Return	$1,000.00	$1,021.10	0.75%	$3.76
Cambiar SMID Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,141.90	0.96%	$5.10

Hypothetical 5% Return	$1,000.00	$1,020.00	0.96%	$4.81
Cambiar SMID Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,142.70	0.91%	$4.83

Hypothetical 5% Return	$1,000.00	$1,020.30	0.91%	$4.56
Cambiar Small Cap Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,084.50	1.20%	$6.20

Hypothetical 5% Return	$1,000.00	$1,018.80	1.20%	$6.01
Cambiar Small Cap Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,085.60	1.01%	$5.22

Hypothetical 5% Return	$1,000.00	$1,019.80	1.01%	$5.06
Cambiar International Equity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,056.00	1.03%	$5.25

Hypothetical 5% Return	$1,000.00	$1,019.70	1.03%	$5.16
Cambiar International Equity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,056.20	0.93%	$4.74

Hypothetical 5% Return	$1,000.00	$1,020.20	0.93%	$4.66
Cambiar International Small Cap Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,116.40	1.13%	$5.93

Hypothetical 5% Return	$1,000.00	$1,019.20	1.13%	$5.66
Cambiar Global Equity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,091.60	0.90%	$4.67

Hypothetical 5% Return	$1,000.00	$1,020.30	0.90%	$4.51
Cambiar Global Ultra Focus Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,082.80	1.20%	$6.20

Hypothetical 5% Return	$1,000.00	$1,018.80	1.20%	$6.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

200 Columbine Street

Suite 800

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-1800

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 9, 2019